Subordinated liabilities - HSBC's subordinated liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	£ 409,835	£ 363,097
Subordinated liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	15,337	14,713
– subordinated liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	15,337	14,713
At amortised cost | Subordinated liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	14,528	12,488
At amortised cost | – subordinated liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	13,828	11,788
At amortised cost | – preferred securities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	700	700
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	27,287	33,608
Financial liabilities designated at fair value | Subordinated liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	809	2,225
Financial liabilities designated at fair value | – subordinated liabilities
Disclosure of financial liabilities [line items]
Non-derivative financial liabilities	£ 809	£ 2,225